Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from related parties	$ 28,496,000	$ 44,906,000	$ 116,190,000	$ 129,383,000	$ 169,783,000	$ 179,651,000	$ 28,653,000
Cost, depreciation and amortization	162,418,000	182,967,000	508,044,000	534,585,000	715,413,000	515,309,000	281,502,000
Related party expenses	21,209,000	19,772,000	59,462,000	65,296,000	80,524,000	290,748,000	21,098,000
Interest expense, related party	(103,713,000)	(76,498,000)	(288,455,000)	(171,530,000)	(246,875,000)	(11,024,000)	(122,852,000)
Cost of revenue	752,493,000	924,363,000	2,351,305,000	2,729,165,000	3,542,918,000	2,758,318,000
Depreciaton and amortization	0	0	0	200	200,000	14,100,000	12,600,000
Selling, General and Administrative Expenses [Member]
Cost of revenue	$ 28,700,000	$ 67,100,000	$ 61,400,000	$ 209,600,000	$ 248,800,000	$ 384,700,000	$ 164,700,000